COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Office lease commitments

In January 2014, the Company entered into a lease agreement for new corporate offices in Holon, Israel. The lease expires in January 2025, with an option by the Company to extend for two additional terms of 24 months each. Additionally, the Company may choose an early termination in November 2019. On September 1, 2014, the Company moved all of its Israeli personnel to Holon.

Certain facilities of the Company are rented under operating lease agreements, which expire on various dates, the latest of which is in 2022. The Company recognizes rent expense under such arrangements on a straight-line basis.

Furthermore, the Company leases motor vehicles for employees under operating lease agreements.

Aggregate minimum lease commitments under the aforesaid non-cancelable operating leases as of December 31, 2015 are as follows:

2016	$5,953
2017	5,957
2018	5,827
2019	3,546
Thereafter	17,349

$38,632

Facilities leasing expenses from continued operations in the years 2013, 2014 and 2015 were $940, $1,166 and $1,710 , respectively. Car leases expenses continued operations in the years 2013, 2014 and 2015 were $545, $1,163 and $1,046 , respectively.

b.	Contingent purchase obligation

On November 30, 2012, the Company completed the acquisition of 100% of Sweet IM's shares. Pursuant to the terms of the Share Purchase Agreement (“SPA”) between the Company and SweetIM, the Company was obligated to pay SweetIM's shareholders, among other payments, a payment of up to $ 7,500 in cash in May 2014, if certain milestones were met (the “Contingent Payment”). The milestones were based on the Company's revenues in 2013, and the absence of certain changes in the industry in which the Company operates. On May 28, 2014, the Company paid $2,500 on account of the Contingent Payment. Following such payment, on June 22, 2014, SweetIM's Shareholders' representative notified the Company claiming that the Company owes SweetIM's shareholders the entire Contingent Payment. The Company believes that the claim is without merit and plans to defend against it vigorously. Until this dispute is resolved, the Company will maintain the $5,000 liability in its financial statements that was recorded at the time it entered into the SPA. In April 2015, pursuant to the Share Purchase Agreement, an arbitration process with respect to this claim was commenced in Israel.

c.	Legal Matters

1.
In November 2013, MyMail, Ltd. (“MyMail”), a non-practicing entity, filed a lawsuit in the Eastern District of Texas alleging that ClientConnect's toolbar technology infringes one of its U.S. patents issued in September 2012, and demanding an injunction and monetary payments. In November 2014, the Company filed a Petition for Inter Partes Review ("IPR") in the United States Patent & Trademark Office, challenging the validity of the asserted claims of the patent in question. On December 31, 2014, MyMail filed an unopposed motion to stay the district court case pending resolution of the Petition for IPR. On January 9, 2015, the court granted a stay pending resolution of the Petition for IPR. On January 5, 2016, the parties have entered into a settlement agreement regarding, inter alia, the patent claim between the parties. The case was dismissed on January 8, 2016. Conduit signed an agreement with Perion, pursuant to which, Conduit will reimburse Perion for 50% of any amounts incurred by Perion with respect to the claim above. The Company accrued for the settled amount $550 as of December 31, 2015.

2.
On December 22, 2015, Adtile Technologies Inc. filed a lawsuit against Perion and Intercept Interactive Inc. (“Intercept”), a subsidiary of Interactive Holding Corp., in the United States District Court for the District of Delaware. The lawsuit alleges various causes of action against Perion and Intercept related to Intercept's alleged unauthorized use and misappropriation of Adtile's proprietary information and trade secrets. Adtile is seeking injunctive relief and, unspecified monetary damages. The Company is unable to predict the outcome or range of possible loss at this stage and believes it has strong defenses against this lawsuit and intends to defend against it vigorously.

From time to time, the Company is party to other various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company's financial position, results of operations or cash flows.